                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21879

               Oppenheimer Rochester Massachusetts Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: MARCH 31

                      Date of reporting period: 06/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                       Coupon     Maturity       Value
-----------                                                     ------    ----------   -----------
Municipal Bonds and Notes--114.9%
Massachusetts--84.4%
$    15,000   Belmont, MA GO(1)                                 5.150%    01/15/2012   $    15,308
    140,000   Boston, MA Industrial Devel. Financing
                 Authority (Crosstown Center Hotel)(1)          6.500     09/01/2035        92,940
     25,000   Boston, MA Industrial Devel. Financing
                 Authority (Springhouse)(1)                     5.875     07/01/2018        21,794
      5,000   MA Bay Transportation Authority(1)                5.250     07/01/2030         5,011
  1,755,000   MA Devel. Finance Agency (Boston Architectural
                 College)(1)                                    5.000     01/01/2027     1,179,693
  1,000,000   MA Devel. Finance Agency (Boston Architectural
                 College)(1)                                    5.000     01/01/2037       600,740
     10,000   MA Devel. Finance Agency (Boston Biomedical
                 Research)(1)                                   5.650     02/01/2019         8,343
    160,000   MA Devel. Finance Agency (Boston Biomedical
                 Research)(1)                                   5.750     02/01/2029       115,438
  1,000,000   MA Devel. Finance Agency (Boston University)(1)   5.600     10/01/2035     1,010,790
    150,000   MA Devel. Finance Agency (Curry College)(1)       5.000     03/01/2035       115,040
  1,130,000   MA Devel. Finance Agency (Curry College)(1)       5.000     03/01/2036       861,885
    230,000   MA Devel. Finance Agency (Curry College)(1)       6.000     03/01/2031       212,941
    500,000   MA Devel. Finance Agency (Dominion Energy
                 Brayton Point)(1)                              5.750     12/01/2042       507,345
    350,000   MA Devel. Finance Agency (Eastern Nazarene
                 College)(1)                                    5.625     04/01/2029       245,585
    250,000   MA Devel. Finance Agency (Evergreen Center)(1)    5.500     01/01/2035       178,590
     25,000   MA Devel. Finance Agency (Franklin W. Olin
                 Collegeof Engineering)(1)                      5.250     07/01/2033        23,916
  2,000,000   MA Devel. Finance Agency (Linden Ponds)(1)        5.750     11/15/2042     1,205,260
    305,000   MA Devel. Finance Agency (Loomis House/Loomis
                 Communities Obligated Group)(1)                5.750     07/01/2023       258,628
  1,215,000   MA Devel. Finance Agency (Nichols College)(1)     6.000     10/01/2024     1,001,488
  1,025,000   MA Devel. Finance Agency (Ogden Haverhill)(1)     5.500     12/01/2019       845,184
    400,000   MA Devel. Finance Agency (Orchard Cove)(1)        5.250     10/01/2037       242,260
    320,000   MA Devel. Finance Agency (Pacific Rim Charter
                 Public School)(1)                              5.125     06/01/2031       202,742
     60,000   MA Devel. Finance Agency (Regis College)(1)       5.250     10/01/2018        47,522
    500,000   MA Devel. Finance Agency (Seven Hills
                 Foundation & Affiliates)(1)                    5.000     09/01/2035       394,675
     20,000   MA Devel. Finance Agency (The Wheeler
                 School)(1)                                     6.250     12/01/2019        20,023
    220,000   MA Devel. Finance Agency (VOA Ayer)(1)            6.200     02/20/2046       227,759
  1,000,000   MA Devel. Finance Agency (VOA Concord)(1)         5.200     11/01/2041       627,200
  1,000,000   MA Devel. Finance Agency (Wheelock College)(1)    5.250     10/01/2037       788,730
     35,000   MA Educational Financing Authority(1)             5.550     07/01/2009        35,004
     10,000   MA Educational Financing Authority(1)             5.850     07/01/2014        10,006
    180,000   MA Educational Financing Authority, Series A(1)   6.000     12/01/2016       182,306
     45,000   MA Educational Financing Authority, Series A(1)   6.050     12/01/2017        45,464
     10,000   MA Educational Financing Authority, Series C(1)   5.200     12/01/2016         9,999


             1 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                       Coupon     Maturity       Value
-----------                                                     ------    ----------   -----------
$ 7,000,000   MA Educational Financing Authority, Series H(2)   6.350%    01/01/2030   $ 6,974,555
    500,000   MA H&EFA (Baystate Medical Center)(1)             5.500     07/01/2028       491,900
     65,000   MA H&EFA (Beverly Hospital Corp.)(1)              5.250     07/01/2023        57,304
  1,000,000   MA H&EFA (Boston Medical Center)(1)               5.250     07/01/2038       849,220
     70,000   MA H&EFA (Burbank Hospital)(1)                    6.125     08/01/2013        70,013
  1,050,000   MA H&EFA (Caregroup)(1)                           5.125     07/01/2038       903,945
    150,000   MA H&EFA (Catholic Health East)(1)                6.250     11/15/2032       153,875
  1,555,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated
                 Group)(1)                                      5.625     07/01/2020     1,362,973
    405,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated
                 Group)(1)                                      5.700     07/01/2015       381,154
    705,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated
                 Group)(1)                                      5.750     07/01/2028       571,642
    140,000   MA H&EFA (East Concord Medical Foundation)(1)     6.450     03/01/2020       123,112
     25,000   MA H&EFA (Emerson Hospital)(1)                    5.000     08/15/2035        16,661
     60,000   MA H&EFA (Hallmark Heath System)(1)               5.000     07/01/2021        59,070
      5,000   MA H&EFA (Harvard Pilgrim Health Care)(1)         5.000     07/01/2028         4,663
     10,000   MA H&EFA (Healthcare System-Covenant)(1)          6.000     07/01/2031         9,988
    240,000   MA H&EFA (Holyoke Hospital)(1)                    6.500     07/01/2015       211,661
    150,000   MA H&EFA (Jordan Hospital)(1)                     5.250     10/01/2023       106,245
     50,000   MA H&EFA (Jordan Hospital)(1)                     5.375     10/01/2028        33,255
     15,000   MA H&EFA (Lasell College)(1)                      5.400     07/01/2014        13,761
    110,000   MA H&EFA (Learning Center for Deaf Children)(1)   6.125     07/01/2029        82,742
     75,000   MA H&EFA (Lowell General Hospital)(1)             5.250     06/01/2016        75,063
     10,000   MA H&EFA (New England Health)(1)                  5.200     08/01/2028         8,322
    832,000   MA H&EFA (Nichols College)(1)                     6.000     10/01/2017       751,130
     20,000   MA H&EFA (Nichols College)(1)                     6.125     10/01/2029        16,022
     20,000   MA H&EFA (North Adams Regional Hospital)(1)       6.750     07/01/2009        20,001
     10,000   MA H&EFA (Partners Healthcare System)(1)          5.125     07/01/2019        10,104
    165,000   MA H&EFA (Partners Healthcare System)(1)          5.375     07/01/2024       165,053
    585,000   MA H&EFA (Saints Memorial Medical Center)(1)      6.000     10/01/2023       410,676
    120,000   MA H&EFA (Schepens Eye Research Institute)(1)     6.500     07/01/2028        92,789
     25,000   MA H&EFA (UMass Memorial Health Care/UMass
                 Memorial Medical Center Obligated Group)(1)    5.000     07/01/2028        20,080
     15,000   MA H&EFA (Valley Regional Health System)(1)       5.750     07/01/2018        13,600
    220,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group)(1)       5.300     11/15/2028       172,634
  1,000,000   MA HEFA (Simmons College)(1)                      8.000     10/01/2039     1,080,700
     10,000   MA HFA(1)                                         5.200     07/01/2018        10,052
     15,000   MA HFA (Rental)(1)                                5.350     01/01/2014        15,242
     15,000   MA HFA (Rental)(1)                                6.050     07/01/2020        15,002
    500,000   MA HFA (Single Family)(1)                         5.000     12/01/2031       462,535
     30,000   MA HFA (Single Family)(1)                         5.250     12/01/2018        30,050
    400,000   MA HFA, Series 132(1)                             5.375     12/01/2027       396,064
  2,250,000   MA HFA, Series A(1)                               5.300     06/01/2049     2,046,713
     15,000   MA HFA, Series A(1)                               5.375     06/01/2016        14,832


             2 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                       Coupon     Maturity       Value
-----------                                                     ------    ----------   -----------
$     5,000   MA HFA, Series A(1)                               5.500%    07/01/2030   $     4,945
  1,355,000   MA HFA, Series A(1)                               5.800     07/01/2030     1,293,348
     90,000   MA HFA, Series A(3)                               6.125     12/01/2011        90,159
    220,000   MA HFA, Series B(1)                               5.400     12/01/2028       200,968
    270,000   MA HFA, Series B(1)                               5.550     07/01/2040       262,227
    500,000   MA HFA, Series C(1)                               5.300     12/01/2037       459,510
    500,000   MA HFA, Series C(1)                               5.400     12/01/2049       468,175
     50,000   MA HFA, Series E(1)                               5.200     12/01/2034        46,982
    425,000   MA HFA, Series H(1)                               5.000     12/01/2028       399,334
    210,000   MA HFA, Series H(1)                               6.650     07/01/2041       211,781
     10,000   MA HFA, Series P(1)                               5.000     12/01/2023         9,525
     15,000   MA HFA, Series P(1)                               5.200     12/01/2045        13,034
     25,000   MA Industrial Finance Agency (Arbors at
                 Taunton)(1)                                    5.300     06/20/2019        25,076
    105,000   MA Industrial Finance Agency (Arbors at
                 Taunton)(1)                                    5.500     06/20/2040        96,685
     20,000   MA Industrial Finance Agency (Avon
                 Associates)(1)                                 5.375     04/01/2020        19,217
     40,000   MA Industrial Finance Agency (Berkshire
                 Retirement Community)(1)                       6.625     07/01/2016        40,011
    100,000   MA Industrial Finance Agency (Cambridge
                 Friends School)(1)                             5.800     09/01/2028        70,412
    160,000   MA Industrial Finance Agency (Chelsea Jewish
                 Nursing Home)(1)                               6.500     08/01/2037       164,520
     10,000   MA Industrial Finance Agency (Heights
                 Crossing)(1)                                   6.150     02/01/2035         9,699
    495,000   MA Industrial Finance Agency (Massachusetts
                 American Water Company)(1)                     6.900     12/01/2029       431,378
      5,000   MA Industrial Finance Agency (Ogden Haverhill
                 Associates)(1)                                 5.450     12/01/2012         4,656
     30,000   MA Industrial Finance Agency (Ogden Haverhill
                 Associates)(1)                                 5.600     12/01/2019        24,304
    935,000   MA Industrial Finance Agency (Shed)(1)            7.250     09/01/2017       800,856
    145,000   MA Industrial Finance Agency (St. John's High
                 School)(1)                                     5.350     06/01/2028       128,282
     20,000   MA Industrial Finance Agency (St. Marks
                 School)(1)                                     5.375     01/01/2021        20,267
     15,000   MA Municipal Wholesale Electric Company Water
                 Supply System(1)                               5.000     07/01/2010        15,207
    500,000   MA Port Authority (Bosfuel Corp.)(1)              5.000     07/01/2038       405,985
    120,000   MA Port Authority (Delta Air Lines)(1)            5.000     01/01/2021        74,149
  3,130,000   MA Port Authority (Delta Air Lines)(1)            5.000     01/01/2027     1,676,052
     30,000   MA Port Authority (Delta Air Lines)(1)            5.200     01/01/2020        19,444
     15,000   MA Port Authority (US Airways)(1)                 5.625     09/01/2011        13,014
    500,000   MA Port Authority (US Airways)(1)                 5.750     09/01/2016       378,165
    340,000   MA Port Authority (US Airways)(1)                 5.875     09/01/2023       257,343
     25,000   MA Port Authority (US Airways)(1)                 6.000     09/01/2021        18,915
  1,000,000   MA Port Authority, Series D(1)                    5.000     07/01/2028     1,000,210
     50,000   MA Port Authority, Series E(1)                    5.000     07/01/2028        45,699
     75,000   MA Turnpike Authority, Series A(1)                5.000     01/01/2027        67,467
     30,000   MA Turnpike Authority, Series A(1)                5.000     01/01/2039        24,528


             3 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                       Coupon     Maturity       Value
-----------                                                     ------    ----------   -----------
$     5,000   MA Water Pollution Abatement Trust(1)             5.125%    08/01/2010   $     5,018
      5,000   MA Water Pollution Abatement Trust(1)             5.125     02/01/2031         5,068
      5,000   MA Water Pollution Abatement Trust(1)             5.375     08/01/2027         5,055
     20,000   Wayland, MA GO(1)                                 5.000     09/15/2011        20,064
    150,000   Worcester, MA GO(1)                               5.700     08/01/2013       150,219
                                                                                       -----------
                                                                                        39,120,965
                                                                                       -----------
U.S. Possessions--30.5%
    400,000   Guam GO(1)                                        6.750     11/15/2029       395,684
    600,000   Guam GO(1)                                        7.000     11/15/2039       598,062
    250,000   Guam Government Waterworks Authority &
                 Wastewater System(1)                           5.875     07/01/2035       220,453
  1,000,000   Guam Tobacco Settlement Economic Devel. &
                 Commerce Authority (TASC)(1)                   5.625     06/01/2047       707,680
  1,000,000   Guam Tobacco Settlement Economic Devel. &
                 Commerce Authority (TASC)                      7.324(4)  06/01/2057         7,660
  3,500,000   Puerto Rico Aqueduct & Sewer Authority(1)         6.000     07/01/2044     3,179,435
    805,000   Puerto Rico Children's Trust Fund (TASC)(1)       5.375     05/15/2033       646,326
    220,000   Puerto Rico Children's Trust Fund (TASC)(1)       5.500     05/15/2039       156,152
    250,000   Puerto Rico Children's Trust Fund (TASC)(1)       5.625     05/15/2043       177,053
 56,555,000   Puerto Rico Children's Trust Fund (TASC)          6.549(4)  05/15/2050     1,243,644
 39,500,000   Puerto Rico Children's Trust Fund (TASC)          7.625(4)  05/15/2057       376,435
 12,000,000   Puerto Rico Children's Trust Fund (TASC)          8.101(4)  05/15/2055       138,840
    530,000   Puerto Rico IMEPCF (American Airlines)            6.450     12/01/2025       226,416
    160,000   Puerto Rico Infrastructure (Mepsi Campus)(1)      5.600     10/01/2014       151,288
    455,000   Puerto Rico Infrastructure (Mepsi Campus)(1)      6.250     10/01/2024       369,819
  1,270,000   Puerto Rico Infrastructure (Mepsi Campus)(1)      6.500     10/01/2037       948,868
     75,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)   5.500     07/01/2026        64,854
  2,310,000   Puerto Rico Port Authority (American
                 Airlines), Series A                            6.250     06/01/2026       986,994
    105,000   Puerto Rico Port Authority (American
                 Airlines), Series A                            6.300     06/01/2023        44,851
    250,000   Puerto Rico Public Buildings Authority(5)         6.750     07/01/2036       249,690
    500,000   Puerto Rico Sales Tax Financing Corp., Series
                 A(1)                                           5.750     08/01/2037       479,175
  1,000,000   Puerto Rico Sales Tax Financing Corp., Series
                 C(1)                                           0.000(6)  08/01/2032       631,000
    500,000   Puerto Rico Sales Tax Financing Corp., Series
                 C(1)                                           5.750     08/01/2057       506,460
  1,000,000   Puerto Rico Sales Tax Financing Corp., Series
                 C(1)                                           6.000     08/01/2042       980,220
    215,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                                   6.125     07/01/2022       206,086
     30,000   V.I. Tobacco Settlement Financing Corp.
                 (TASC)(1)                                      5.000     05/15/2021        26,246

    500,000   V.I. Water & Power Authority, Series A(1)         5.000     07/01/2031       425,285
                                                                                       -----------
                                                                                        14,144,676

                                                                                          Value
                                                                                       -----------
Total Investments, at Value (Cost $66,114,162)-114.9%                                   53,265,641
Liabilities in Excess of Other Assets-(14.9)                                            (6,916,541)
                                                                                       -----------
Net Assets-100.0%                                                                      $46,349,100

Footnotes to Statement of Investments

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(3.) Illiquid security. The aggregate value of illiquid securities as of June
     30, 2009 was $90,159, which represents 0.19% of the Fund's net assets. See accompanying Notes.

(4.) Zero coupon bond reflects effective yield on the date of purchase.

(5.) When-issued security or delayed delivery to be delivered and settled after June 30, 2009. See accompanying Notes.

(6.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


             4 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

                                       LEVEL 2--
                          LEVEL 1--      OTHER        LEVEL 3--
                         UNADJUSTED   SIGNIFICANT    SIGNIFICANT
                           QUOTED      OBSERVABLE   UNOBSERVABLE
                           PRICES        INPUTS        INPUTS         VALUE
                         ----------   -----------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
   Massachusetts             $--      $39,120,965        $--       $39,120,965
   U.S. Possessions           --       14,144,676         --        14,144,676
                             ---      -----------        ---       -----------
Total Assets                 $--      $53,265,641        $--       $53,265,641
                             ===      ===========        ===       ===========

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CC        Caritas Christi
CH        Carney Hospital
FRS       Family Rehabilitation Services (Hancock Manor)
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
HEFA      Higher Education Facilities Authority
HFA       Housing Finance Agency
HFH       Holy Family Hospital
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs      Residual Option Longs
SEMCB     St. Elizabeth's Medical Center of Boston
TASC      Tobacco Settlement Asset-Backed Bonds
TC        Travis Corp. (People Care)
V.I.      United States Virgin Islands
VC        VinFen Corp.
VCS       VinFen Clinical Services
VRHS      Valley Regional Health System


             5 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair


             6 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR
                       DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities        $245,435

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term


             7 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $5,250,000 as of June 30, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannnual reports. At June 30, 2009, municipal bond holdings with a value of $6,974,555 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $5,250,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in


             8 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

the trust falls.

At June 30, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                  MATURITY
  AMOUNT                 INVERSE FLOATER(1)               COUPON RATE (2)     DATE        VALUE
----------   ------------------------------------------   ---------------   --------   ----------
$1,750,000   MA Educational Financing Authority ROLs(3)       22.771%        1/1/30    $1,724,555

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 5 - 6 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $5,250,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of June 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 66,133,689
                                 ============
Gross unrealized appreciation    $    448,014
Gross unrealized depreciation     (13,316,062)
                                 ------------
Net unrealized depreciation      $(12,868,048)
                                 ============


             9 | Oppenheimer Rochester Massachusetts Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Massachusetts Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/11/2009